UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 16, 2007 to November 15, 2007


Commission File Number of issuing entity: 333-139891-01


              CWHEQ Revolving Home Equity Loan Trust, Series 2007-D
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-139891


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       37-1546266, 36-4611546, 37-1546265
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A             [   ]           [   ]           [ x ]
     C             [   ]           [   ]           [ x ]
     EP            [   ]           [   ]           [ x ]
     R1            [   ]           [   ]           [ x ]
     R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2007-D, Revolving Home Equity Loan Asset Backed Notes, Series 2007-D.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

        None.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        None.

Item 7. Significant Enhancement Provider Information.

     Incorporated herein by reference to the consolidated financial statements of Assured Guaranty Corp. and subsidiaries as of September 30, 2007 and for the nine month periods ended September 30, 2007 and September 30, 2006, which are included as Exhibit 99.1 in the Quarterly Report on Form 10-Q of Assured Guaranty Ltd. for the period ended September 30, 2007, which was filed with the Securities and Exchange Commission on November 8, 2007 (Securities and Exchange Commission File No. 001-32141).

Item 8. Other Information.

        None.

Item 9. Exhibits.

   (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

        Monthly Statement to Noteholders on November 15, 2007 is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2007-D (Issuing Entity)

Date: March 26, 2008       Countrywide Home Loans, Inc.
                           (Master Servicer)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                 Title:    Executive Vice President


EXHIBIT INDEX

Exhibit Number    Description

EX-99.1           Monthly Statement to Noteholders



                                  EXHIBIT 99.1

               COUNTRYWIDE REVOLVING HOME EQUITY LOAN TRUST NOTES
                                 Series 2007-D
                          Distribution Date: 11/15/2007


--------------------------------------------------------------          -------------------------------------------------------
Table of Contents                            Page #                     Trustee Contacts
--------------------------------------------------------------          -------------------------------------------------------
1.  Monthly Distribution Summary                1                       Officer:  Rafael Martinez      713-483-6044
2.  Principal Distribution Detail               2
3.  Interest Distribution Detail                3                       Address:  The Bank of New York Mellon
4.  Bond Factor Detail                          4                                 601 Travis, 16th Floor
5.  Collateral Statement                        5                                 Houston, TX  77002
6.  Payment Waterfall                           6                       -------------------------------------------------------
7.  Distribution Summary & Reconciliation       7                       Countrywide Contacts
8.  Overcollateralization Details               8                       -------------------------------------------------------
9.  Additional Details                          9
9.  Realized Losses                             9                       Contact:  Mortgage Investor Relations   818-225-4444
10. Realized Losses Loan Details               10
11. Delinquency Information                    11                       Address:  Countrywide Financial Corporation
12. Foreclosure Loan Details                   12                                 4500 Park Granada
13. REO Loan Details                           13                                 Calabasas, CA 91302
14. Bankruptcy Loan Details                    14                       Email:    CWMIR@countrywide.com
                                                                        -------------------------------------------------------
--------------------------------------------------------------          Issuance Dates
Issuance Information                                                    -------------------------------------------------------
--------------------------------------------------------------          Cutoff Date                                    05/23/07
Sponsor & Master Servicer:  Countrywide Home Loans Inc.                 Record Date                                    11/14/07
                                                                        Determination Date                             11/12/07
Indenture Trustee           Bank of New York Mellon                     First Distribution Date                        07/16/07
Owner Trustee               Wilmington Trust Company
                                                                        Accrual Period 30/360          Begin           10/01/07
Note Insurer                Financial Security Assurance Inc.                                          End             11/01/07
Custodian:                  Treasury Bank, NA                           Number of Days in Accrual Period               30
                                                                        Accrual Period Actual Day      Begin           10/15/07
                                                                                                       End             11/15/07
Underwriter(s):             Countrywide Securities Corporation          Number of Days in Actual Accrual Period        31
--------------------------------------------------------------          -------------------------------------------------------



                 Certificateholder Monthly Distribution Summary
-----------------------------------------------------------------------------------------------------------------------------------
                            Certificate                 Pass                                                Current
               Class          Rate       Beginning     Through    Principal     Interest      Total         Realized    Ending
Class Cusip    Description    Type        Balance      Rate (%)   Distribution  Distribution  Distribution  Losses      Balance
------------------------------------------------------------------------------------------------------------------------------------
A   12670PAA6   Senior    Var-Act/360  818,172,421.81  5.251250   9,824,549.53    3,699,701.83  13,524,251.36   0.00  808,347,872.29
EP  12670PAC2   Senior     Fix-30/360            0.00  0.000000           0.00            0.00           0.00   0.00            0.00
R1  12670PAD0   Senior     Fix-30/360            0.00  0.000000           0.00            0.00           0.00   0.00            0.00
R2  12670PAE0   Senior     Fix-30/360            0.00  0.000000           0.00            0.00           0.00   0.00            0.00
C   12670PAB4  Residual    Fix-30/360  825,377,459.87  0.000000           0.00            1.70           1.70   0.00  817,873,034.56
------------------------------------------------------------------------------------------------------------------------------------
Totals                                 818,172,421.81             9,824,549.53    3,699,703.53  13,524,253.06   0.00  808,347,872.29
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------
                     Cumulative
                     Realized
Class      Cusip     Losses
----------------------------------
1A       12670PAA6   0.00
EP       12670PAC2   0.00
R1       12670PAD0   0.00
R2       12670PAE0   0.00
C        12670PAB4   0.00
----------------------------------
Totals               0.00
----------------------------------




                          Principal Distribution Detail
----------------------------------------------------------------------------------------------------------------------------------
                            Original             Beginning           Net             Current         Ending           Ending
                            Certificate          Certificate         Principal       Realized     Certificate        Certificate
Class          Cusip        Balance              Balance             Distribution     Losses         Balance          Factor
----------------------------------------------------------------------------------------------------------------------------------
A           12670PAA6     900,000,000.00      818,172,421.81     9,824,549.53             0.00       808,347,872.29    0.898164303
EP          12670PAC2               0.00                0.00             0.00             0.00                 0.00    0.000000000
R1          12670PAD0               0.00                0.00             0.00             0.00                 0.00    0.000000000
R2          12670PAE0             100.00                0.00             0.00             0.00                 0.00    0.000000000
C           12670PAB4     900,000,000.00      825,377,459.87             0.00             0.00       817,873,034.56    0.908747816
-----------------------------------------------------------------------------------------------------------------------------------
Totals                    900,000,100.00      818,172,421.81     9,824,549.53             0.00       808,347,872.29
-----------------------------------------------------------------------------------------------------------------------------------



                          Interest Distribution Detail
-----------------------------------------------------------------------------------------------------------------------------------
               Beginning          Pass                                      Total         Net Rate                       Net Rate
              Certificate        Through     Effective       Current       Interest       Carryover      Interest        Carryover
Class           Balance           Rate (%)    Coupon (%)     Interest        Due          Paid            Paid           After Dist.
-----------------------------------------------------------------------------------------------------------------------------------
A          818,172,421.81       5.251250       5.251250    3,699,701.83     3,699,701.83     0.00        3,699,701.83       0.00
EP                   0.00       0.000000       0.000000            0.00             0.00     0.00                0.00       0.00
R1                   0.00       0.000000       0.000000            0.00             0.00     0.00                0.00       0.00
R2                   0.00       0.000000       0.000000            0.00             0.00     0.00                0.00       0.00
C          825,377,459.87       0.000000       0.000002            0.00             0.00     0.00                1.70       0.00
-----------------------------------------------------------------------------------------------------------------------------------
Totals     818,172,421.81                                  3,699,701.83     3,699,701.83     0.00        3,699,703.53       0.00
-----------------------------------------------------------------------------------------------------------------------------------


                          Current Payment Information
                               Factors per $1,000
----------------------------------------------------------------------------------------------------------------------------------
                           Original       Beginning Cert                                       Ending Cert.         Pass
                         Certificate       Certificate      Principal        Interest          Certificate          Through
Class    Cusip             Balance           Balance      Distribution      Distribution         Balance            Rate (%)
----------------------------------------------------------------------------------------------------------------------------------
A       12670PAA6      900,000,000.00       909.080468681     10.916166141      4.110779810        898.164302541       5.251250
EP      12670PAC2                0.00         0.000000000      0.000000000      0.000000000          0.000000000       0.000000
R1      12670PAD0                0.00         0.000000000      0.000000000      0.000000000          0.000000000       0.000000
R2      12670PAE0              100.00         0.000000000      0.000000000      0.000000000          0.000000000       0.000000
C       12670PAB4      900,000,000.00       917.086066522      0.000000000      0.000001889        908.747816178       0.000000
----------------------------------------------------------------------------------------------------------------------------------
Totals                 900,000,100.00       909.080367669     10.916164932      4.110781243        898.164202748
----------------------------------------------------------------------------------------------------------------------------------



Collateral Statement
----------------------
Beginning Loan Count                                                                                                13,833
Ending Loan Count                                                                                                   14,121

Beginning Collateral Balance                                                                                825,377,459.87
Principal Collected                                                                                         -18,237,969.04
Repurchased Principal                                                                                           -96,607.06
Charge-Offs                                                                                                    -170,000.00
Additional Balances                                                                                          11,000,150.79
Ending Collateral Balance                                                                                   817,873,034.56

Net Interest Collected                                                                                        6,267,325.16
Principal Collected Net of Additional Balances                                                                7,334,425.31
Charged-off Loan Proceeds                                                                                             0.00
Servicer Remittance                                                                                          13,601,750.47

Master Servicer Fees                                                                                            343,907.27
Owner Trustee Fee                                                                                                     0.00
Indenture Trustee Fee                                                                                                 0.00
Loan Mortgage Insurance                                                                                               0.00
Bond Insurance Premium                                                                                           77,499.11

Floating Allocation Percentage                                                                                     100.00%
Investor Interest Collections                                                                                 6,267,325.16
Transferor Interest Collections                                                                                       0.00

Investor Principal Collections                                                                                7,334,425.31
Transferor Principal Collections                                                                                      0.00

Average Daily Loan Balance                                                                                  826,665,000.00
Weighted Average Daily Line of Credit                                                                           140,062.70
Weighted Average Daily Coupon                                                                                       9.536%
Weighted Average Daily Net Coupon                                                                                   9.037%
Weighted Average Daily Margin                                                                                       1.788%

Balance of Loans with Credit Limit Modification                                                                  88,522.17
Balance of Loans with Margin Modification                                                                             0.00
Balance of Loans with Credit Limit and Margin Modifications                                                           0.00

Rapid Amortization Event                                                                NO
Rapid Amortization Period                                                               NO


Payments
----------------------

Section 8.03(a) Investor Interest Collections

(i) Owner Trustee and Intenture Trustee Fees                                                                          0.00
(i) Insurance Premium                                                                                            77,499.11
(iii) Aggregate Investor Interest                                                                             3,699,701.83
(iv) Investor Loss Amounts                                                                                            0.00

(v) Unreimbursed Credit Enhancement Draws                                                                             0.00
(vi) Accelerated Principal Payment Amount                                                                     2,490,124.22
(vii) Credit Enhancer Payments                                                                                        0.00

(viii) Master Servicer Payments pursuant to SSA                                                                       0.00
(ix) Basis Risk Carryforward Payment                                                                                  0.00
(x) Remaining, to the Transferor                                                                                      0.00

Section 8.03(b) Principal Collections

Net Draw Payment to R1                                                                                                0.00
Scheduled Principal Payment                                                                                   7,334,425.31
Overcollateralization Step Down Amount                                                                                0.00

Section 8.03(c) Subordinate Collections

Unpaid Owner Trustee and Indenture Trustee Fees                                                                       0.00
Unpaid Insurance Premiums                                                                                             0.00
Unpaid Aggregate Investor Interest                                                                                    0.00
Unpaid Investor Loss Amounts                                                                                          0.00

Transferor Interest Collections Paid                                                                                  0.00
Transferor Principal Paid                                                                                             0.00

Section 8.03(g) Charged-off Loan Proceeds

(i) Unreimbursed Credit Enhancement Draws                                                                             0.00
(ii) Investor Loss Amount and class R1 payment                                                                        0.00
(iii) to Class E-P                                                                                                    0.00

Total Payments                                                                                               13,601,750.47


Distribution Summary & Reconciliation
-------------------------------------

Investor Loss Amount                                                                                                  0.00
Accelerated Principal                                                                                         2,490,124.22
Scheduled Principal Payment Amount                                                                            7,334,425.31
Insured Payment                                                                                                       0.00
Total Class A Principal Payment                                                                               9,824,549.53

One-Month Libor                                                                                                   5.09125%
Class A Margin                                                                                                    0.00000%
Interest Formula Interest Rate                                                                                    5.09125%
Maximum Class Interest Rate                                                                                       8.70897%
Class Coupon                                                                                                      5.09125%

Aggregate Investor Interest                                                                                   3,699,701.83
Basis Risk Payments                                                                                                   0.00
Interest Shortfall Paid                                                                                               0.00
Total Class A Interest Payment                                                                                3,699,701.83

Total Class A Payments                                                                                       13,524,251.36

Transferor Interest Collections                                                                                       0.00
Transferor Principal Collections                                                                                      0.00
Additional Balances                                                                                                   0.00
Remaining Investor Interest Collections                                                                               0.00
Overcollateralization Step-Down Amount                                                                                0.00
Earnings from Basis Risk Reserve                                                                                      1.70
Total Trans Class Payment                                                                                             1.70

Servicer Reconciliation

Servicer Remittance                                                                                          13,601,750.47
Earnings from Basis Risk Reserve                                                                                      1.70
Insurance Premium                                                                                               -77,499.11
Total Class Payments                                                                                        -13,524,253.06
Remaining                                                                                                             0.00



Overcollateralization Details
------------------------------
Step Down Reached on January 2010 or when Beginning Note Balance < 50% of Original Note Balance

Step Down Trigger Tests

Rolling Three Month 60+ Delinquency Rate                                                                            2.584%
Rolling Three Month 60+ Delinquency Test Trigger Threshold                                                          4.250%
Delinquency Step Down Event in Effect?

Current Cumulative Loss Percentage                                                                                  0.023%
Cumulative Loss Test Trigger Threshold                                                                            100.000%
Cumulative Loss Step Down Test in Effect?

Step Down Trigger Test in Effect? ( Either one of Above Step Down Tests Fails )

Required Transferor Subordinate Amount

Original Note Balance                                                                                       900,000,000.00
Ending Loan Group Balance                                                                                   817,873,034.56
OC Floor ( 0.50%*Orig. Note Balance )                                                                         4,500,000.00

Prior to Step-Down Date, [3.05%*Orig Note Bal ]                                                              27,450,000.00
After Step-Down Date, [2*3.05%*Loan Balance MAX OC Floor ]                                                   49,890,255.11

If Trigger Step Down Event Pursuant to its Respective Threshold  [ Last Month's Value ]                      27,450,000.00

Final Subordinate Transferor Requirement                                                                     27,450,000.00

Overcollateralization Details

OC Beginning Amount                                                                                           7,035,038.06
OC Requirement                                                                                               27,450,000.00
OC Deficiency Beginning                                                                                      20,414,961.94
OC Excess                                                                                                             0.00
OC Reduction                                                                                                          0.00

OC Ending Amount                                                                                              9,525,162.27
OC Deficiency Ending                                                                                         17,924,837.73

Excess Interest ( Investor Interest - Owner Trustee Fee - Indenture Trustee Fee - Premium - Note Interest )   2,490,124.22



Additional Details
---------------------

Net Draws                                                                                                             0.00
Net Draws Principal Payment                                                                                           0.00
Remaining Net Draws                                                                                                   0.00

Charged-off Loan Proceeds                                                                                             0.00


Realized Lossses
--------------------
Investor Loss Amounts                                                                                                 0.00
Investor Loss Amounts Paid                                                                                            0.00
Investor Loss Amounts Unpaid                                                                                          0.00

Current Realized Principal Losses                                                                               170,000.00
Cumulative Realized Principal Losses                                                                            207,782.72
Current CDR                                                                                                         0.247%


--------------
Loss Details
----------------------------------------------------------------------------------------------------------------------
Loan ID         Liquidation       Liquidation      Realized       Previous    Current                   Post
                Balance           Proceeds           Loss         Status    Non Rate       State      Recovery Losses
----------------------------------------------------------------------------------------------------------------------
Group I
    149812438   150,000.00        0.00           150,000.00       REO         11.050        CO        0.00
    149973483    20,000.00        0.00            20,000.00       DEL         11.700        NV        0.00
------------------------------------------------------------------------------------------------------------------------



Delinquency Status
-------------------

Group 1 - Delinquency Status

------------------------------  ------------------------------   ----------------------------    ---------------------------------
          DELIQUENT                     BANKRUPTCY                      FORECLOSURE                            REO
------------------------------  ------------------------------   ----------------------------    ---------------------------------
                     Scheduled                       Scheduled                      Scheduled                         Scheduled
     Days   Count      Balance       Days   Count      Balance      Days    Count     Balance       Days     Count      Balance
                                  1 - 29    2         204,800      1 - 29    0       0.00           1 - 29      0        0.00
   30 - 59   242  16,493,551     30 - 59    1          27,522     30 - 59    0       0.00          30 - 59      0        0.00
   60 - 89   138  10,706,748     60 - 89    3          91,835     60 - 89    0       0.00          60 - 89      0        0.00
  90 - 179   204  17,840,843    90 - 179    5         462,798    90 - 179    1     58,000         90 - 179      1      10,950
 180 - 269     0           0   180 - 269    0            0.00   180 - 269    0       0.00        180 - 269      0        0.00
 270 - 359     0           0   270 - 359    0            0.00   270 - 359    0       0.00        270 - 359      0        0.00
      360+     0           0        360+    0            0.00        360+    0       0.00             360+      0        0.00
 -----------------------------  ------------------------------   ----------------------------    ---------------------------------
             584  45,041,142               11         786,955                1     58,000                       1      10,950
 -----------------------------  ------------------------------   ----------------------------    ---------------------------------

---------------------------------
           TOTAL
---------------------------------
                        Scheduled
   Days      Count       Balance
    1 - 29      2       204,800
   30 - 59    243    16,521,072
   60 - 89    141    10,798,583
  90 - 179    211    18,372,591
 180 - 269      0          0.00
 270 - 359      0          0.00
      360+      0          0.00
---------------------------------
              597    45,897,046
---------------------------------


------------------------------  ------------------------------   ----------------------------    ---------------------------------
          DELIQUENT                     BANKRUPTCY                      FORECLOSURE                            REO
------------------------------  ------------------------------   ----------------------------    ---------------------------------
                     Scheduled                       Scheduled                      Scheduled                         Scheduled
     Days   Count      Balance       Days   Count      Balance      Days    Count     Balance       Days     Count      Balance

------------------------------  ------------------------------   ----------------------------    ---------------------------------
                                    1 - 29    0.014%   0.025%       1 - 29    0.000%   0.000%        1 - 29   0.000%      0.000%
   30 - 59  1.714%      1.998%     30 - 59    0.007%   0.003%      30 - 59    0.000%   0.000%       30 - 59   0.000%      0.000%
   60 - 89  0.977%      1.297%     60 - 89    0.021%   0.011%      60 - 89    0.000%   0.000%       60 - 89   0.000%      0.000%
  90 - 179  1.445%      2.162%    90 - 179    0.035%   0.056%     90 - 179    0.007%   0.007%      90 - 179   0.007%      0.001%
 180 - 269  0.000%      0.000%   180 - 269    0.000%   0.000%    180 - 269    0.000%   0.000%     180 - 269   0.000%      0.000%
 270 - 359  0.000%      0.000%   270 - 359    0.000%   0.000%    270 - 359    0.000%   0.000%     270 - 359   0.000%      0.000%
      360+  0.000%      0.000%        360+    0.000%   0.000%         360+    0.000%   0.000%          360+   0.000%      0.000%
------------------------------  ------------------------------   ----------------------------    ---------------------------------
            4.136%      5.457%                0.078%   0.095%                 0.007%   0.007%                 0.007%      0.001%
------------------------------  ------------------------------   ----------------------------    ---------------------------------

---------------------------------
           TOTAL
---------------------------------
                        Scheduled
   Days      Count       Balance
   1 - 29      0.014%      0.025%
  30 - 59      1.721%      2.002%
  60 - 89      0.999%      1.308%
 90 - 179      1.494%      2.226%
180 - 269      0.000%      0.000%
270 - 359      0.000%      0.000%
     360+      0.000%      0.000%
----------------------------------
               4.228%      5.561%
----------------------------------
Note: Beginning with the remittance report of 11/15/07 forward, the delinquency buckets above do not include Bankruptcies, Foreclosures and REOs.



                            Foreclosure Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
  153570596      Existing       58,000.00         13.875          75.96%       NJ       Single Family      Second
Exist Total                     58,000.00
-------------------------------------------------------------------------------------------------------------------


                                REO Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
 166180592            New       10,950.00         10.625          85.00%      MI       Single Family      Second
 New Total                      10,950.00
 --------------------------------------------------------------------------------------------------------------------



                            Bankruptcy Loan Details
---------------------------------------------------------------------------------------------------------------------
                                  Current           Current      Original                    Property        Lien
   Loan ID         Status          Balance         Note Rate     LTV         State           Type            Status
---------------------------------------------------------------------------------------------------------------------
Group I
   167443428         New       31,985.00          8.875          84.96%       FL       Single Family      Second
   166456231         New       38,239.82         10.000          90.00%       AZ       Single Family      Second
   165756010         New       27,521.65         11.250          95.00%       PA       Single Family      Second
   149611269         New       60,800.00          9.000         100.00%       IL                 PUD      Second
   140764815         New       41,400.00         11.250          90.00%       CA       Single Family      Second
--------------------------------------------------------------------------------------------------------------------
   New Total                  199,946.47

   165545231    Existing       21,610.10         11.875          90.00%       FL      Low-Rise Condo      Second
   149915467    Existing      183,155.07         12.500          99.98%       CA                 PUD      Second
   149758792    Existing       23,550.00         10.250          94.93%       VA       Single Family      Second
   113694049    Existing       14,692.95          9.250          90.00%       GA      Low-Rise Condo      Second
   166420025    Existing      200,000.00          8.250          81.79%       OR       Single Family      Second
   166363292    Existing      144,000.00         10.500          90.00%       CA       Single Family      Second
--------------------------------------------------------------------------------------------------------------------
 Exist Total                  587,008.12
       Total                  786,954.59
--------------------------------------------------------------------------------------------------------------------
